Employee Benefit Plans - Change In Benefit Obligation, Change In Plan Assets And Components Of Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets:
Actual (loss) return on plan assets			$ 5.7
Pension Benefits
Change in benefit obligation:
Projected benefit obligation — beginning of year	$ 507.7	$ 503.0
Service cost	0.6	0.6	1.0
Interest cost	17.6	19.3	20.7
Actuarial (gain) loss	(23.9)	21.3
Benefits paid	(37.7)	(38.8)
Other	(1.6)	2.3
Projected benefit obligation — end of year	462.7	507.7	503.0
Projected salary increases	(1.6)	(2.0)
Accumulated benefit obligation	461.1	505.7
Change in plan assets:
Plan assets — beginning of year	484.7	474.3
Actual (loss) return on plan assets	(16.4)	44.0
Company contributions	4.5	4.6
Benefits paid	(37.7)	(38.8)
Other	(0.7)	0.6
Plan assets — end of year	434.4	484.7	474.3
Unfunded status at end of year	(28.3)	(23.0)
Health Care Benefits
Change in benefit obligation:
Projected benefit obligation — beginning of year	8.8	10.8
Service cost	0.0	0.0	0.0
Interest cost	0.3	0.4	0.5
Actuarial (gain) loss	(0.6)	(1.7)
Benefits paid	(0.8)	(0.9)
Other	(0.3)	0.2
Projected benefit obligation — end of year	7.4	8.8	10.8
Projected salary increases	0.0	0.0
Accumulated benefit obligation	7.4	8.8
Change in plan assets:
Plan assets — beginning of year	0.0	0.0
Actual (loss) return on plan assets	0.0	0.0
Company contributions	0.8	0.9
Benefits paid	(0.8)	(0.9)
Other	0.0	0.0
Plan assets — end of year	0.0	0.0	$ 0.0
Unfunded status at end of year	$ (7.4)	$ (8.8)